Deferred income tax	12 Months Ended
Dec. 31, 2018
Disclosure of deferred income tax [Abstract]
Disclosure of deferred taxes [text block]
Note
18	Deferred income tax

The gross movement on the deferred income tax account is as follows:

Amounts in US$ '000	2018	2017
Deferred tax at 1 January	25,350	20,283
Currency translation differences	(3,574)	(237)
Income statement (charge) credit	(4,784)	5,304
Deferred tax at 31 December	16,992	25,350

The breakdown and movement of deferred tax assets and liabilities as of 31 December 2018 and 2017 are as follows:

Amounts in US$ '000	At the beginning of year	(Charged) Credited to net profit	Currency translation differences	Reclassification	At the end of year
Deferred tax assets
Difference in depreciation rates and other	16,171	(16,383)	(1,897)	(968)	(3,077)
Taxable losses	11,465	4,869	(1,677)	20,213	34,870
Total 2018	27,636	(11,514)	(3,574)	19,245	31,793
Total 2017	23,053	4,820	(237)	-	27,636

Amounts in US$ '000	At the beginning of year	Credited (Charged) to net profit	Reclassification	At the end of year
Deferred tax liabilities
Difference in depreciation rates and other	(20,074)	4,305	968	(14,801)
Taxable losses	17,788	2,425	(20,213)	-
Total 2018	(2,286)	6,730	(19,245)	(14,801)
Total 2017	(2,770)	484	-	(2,286)